Amplify Junior Silver Miners ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Materials - 99.5%(a)
Adriatic Metals PLC(b)	4,235,752	$11,032,520
Adriatic Metals PLC(b)	13,046	33,395
Americas Gold & Silver Corp.(b)(c)	6,898,455	1,648,731
Andean Precious Metals Corp.(b)(c)	8,215,063	5,583,373
Artemis Gold, Inc.(b)	4,941,490	35,462,734
Ascot Resources, Ltd.(b)	11,309,180	4,628,305
Avino Silver & Gold Mines Ltd.(b)	3,362,758	3,026,482
Aya Gold & Silver, Inc.(b)	3,669,491	36,417,355
Bear Creek Mining Corp.(b)(c)	4,988,292	1,203,008
Boliden AB	372,948	11,941,858
Chesapeake Gold Corp.(b)(c)	923,823	1,532,560
Cia de Minas Buenaventura SAA - ADR	2,435,279	41,277,979
Coeur Mining, Inc.(b)	12,125,626	68,146,018
Develop Global Ltd.(b)	4,230,861	6,131,519
Eldorado Gold Corp.(b)	892,965	13,206,952
Endeavour Silver Corp.(b)	8,669,868	30,517,935
First Majestic Silver Corp.	5,607,431	33,195,992
Fortuna Silver Mines, Inc.(b)(c)	5,284,609	25,841,738
Fresnillo PLC	2,911,872	20,686,556
Gatos Silver, Inc.(b)	2,279,308	23,795,976
Generation Mining Ltd.(b)(c)	19,221,131	3,933,143
GoGold Resources, Inc.(b)	8,987,606	8,801,397
Guanajuato Silver Co. Ltd.(b)(c)	20,329,115	3,714,166
Harmony Gold Mining Co. Ltd. - ADR	7,942,503	72,832,753
Hecla Mining Co.	9,729,885	47,189,942
Hochschild Mining PLC(b)	7,219,944	16,336,780
i-80 Gold Corp.(b)(c)	11,933,894	12,888,606
Industrias Penoles SAB de CV(b)	731,958	9,507,388
Ivanhoe Electric, Inc. / US(b)	262,159	2,459,051
Kingsgate Consolidated, Ltd.(b)	5,074,224	5,489,897
Kootenay Resources, Inc.(b)	228,405	15,023
MAG Silver Corp.(b)	2,709,433	31,619,083
McEwen Mining, Inc.(b)(c)	150,227	1,379,084
Pan American Silver Corp.	4,236,026	84,212,197
Prime Mining Corp.(b)	7,042,638	9,161,322
Santacruz Silver Mining Ltd.(b)(c)	17,395,205	4,512,952
Seabridge Gold, Inc.(b)	2,194,174	30,038,242
Sierra Metals, Inc.(b)(c)	5,330,534	2,960,650
Silver Mines Ltd.(b)	36,826,885	3,812,205
Silvercorp Metals, Inc.(c)	6,279,640	21,099,590
SilverCrest Metals, Inc.(b)	4,784,786	38,996,006
Skeena Resources Ltd.(b)	3,298,905	17,695,738
Sombrero Resources, Inc.(b)	585,867	85,631
SSR Mining, Inc.	2,600,317	11,727,430
Taseko Mines Ltd.(b)	7,510,100	18,399,745
Trevali Mining Corp.(b)(d)	967,999	0
Trilogy Metals, Inc.(b)	1,065,498	542,338
Triple Flag Precious Metals Corp.	524,336	8,127,208
Vizsla Royalties Corp.(b)(d)	3,166,714	0
Vizsla Silver Corp.(b)	9,501,092	16,803,188
Wheaton Precious Metals Corp.	766,922	40,202,051
		899,853,792
TOTAL COMMON STOCKS (Cost $765,680,636)		899,853,792

WARRANTS - 0.0%(e)	Contracts
VIZSLA ROYALTIES CORP WT EXP 122125, Expires 12/21/2025, Exercise Price $0.05(b)(d)	3,166,714	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 3.3%	Shares
Investments Purchased with Proceeds from Securities Lending - 2.8%
First American Government Obligations Fund - Class X, 4.65%(f)	24,991,015	24,991,015

Money Market Funds - 0.5%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(f)	4,430,473	4,430,474
TOTAL SHORT-TERM INVESTMENTS (Cost $29,421,489)		29,421,489

TOTAL INVESTMENTS - 102.8% (Cost $795,102,125)		$929,275,281
Liabilities in Excess of Other Assets - (2.8)%		(25,364,655)
TOTAL NET ASSETS - 100.0%		$903,910,626

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SAA - Sociedad Anomina Abierta
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $18,112,351 which represented 2.0% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $100,654 or 0.0% of net assets as of June 30, 2024.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify Junior Silver Miners ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2		Level 3		Total
Investments:
Common Stocks	899,853,792	–		0	(a)	899,853,792
Warrants	–	–		0	(a)	0	(a)
Investments Purchased with Proceeds from Securities Lending	24,991,015	–		–		24,991,015
Money Market Funds	4,430,474	–		–		4,430,474
Total Investments	929,174,627	0	(a)	100,654		929,275,281

Refer to the Schedule of Investments for additional information.

(a)	Amount is less than $0.50.

For the period ended June 30, 2024, there were the following transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.
SILJ	Balance as of 09/30/2023	Amortization/ Accretion	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfer In/ Out of Level 3	Balance as of 06/30/2024	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 06/30/2024
Common Stocks	$4,513,560	$-	$(1,115,358)	$1,206,916	$12,272,993	$(2,810,022)	$(14,068,089)	$-	$-	$1,206,916

Warrants	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

SILJ	Fair Value as of 06/30/2024	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks (Trevali Mining Corp)	$0	Market Approach	No Market Activity	-	Increase
Common Stocks (Vizsla Royalties Corp)	$0	Market Approach	No Market Activity	-	Increase
Warrant (VIZSLA ROYALTIES CORP)	$0	Market Approach	No Market Activity	-	Increase

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of June 30, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

Allocation of Portfolio Holdings by Country as of June 30, 2024
(% of Net Assets)
Canada	$547,452,525	60.5%
United States	182,739,906	20.2
South Africa	72,832,753	8.1
Peru	57,614,759	6.4
Mexico	30,193,944	3.4
Australia	15,433,621	1.7
Sweden	11,941,858	1.3
United Kingdom	11,065,915	1.2
Liabilities in Excess of Other Assets	(25,364,655)	(2.8)
	$903,910,626	100.0%